Statements of Consolidated Financial Position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Intangible assets	$ 1,854	$ 1,584
Property, plant, and equipment	78,846	71,673
Right-of-use assets	69,423	73,845
Non-current financial assets	6,524	7,007
Total non-current assets	156,647	154,109
Current assets
Inventories		1,606
Trade receivables	20,361	5,171
Subsidies receivables	9,268	10,703
Other current assets	9,665	29,643
Current financial assets	499	27,091
Cash and cash equivalents	185,636	241,148
Total current assets	225,429	315,362
TOTAL ASSETS	382,076	469,471
Shareholders' equity
Share capital	2,945	2,785
Premiums related to the share capital	934,696	872,134
Currency translation adjustment	(18,021)	(4,089)
Retained earnings	(584,129)	(505,961)
Net income (loss)	(114,197)	(81,074)
Total shareholders' equity - Group Share	221,293	283,795
Non-controlling interests	15,181	25,051
Total shareholders' equity	236,474	308,846
Non-current liabilities
Non-current financial liabilities	20,030	28,836
Non-current lease debts	71,526	75,764
Non-current provisions	4,073	4,010
Other non-current liabilities	626
Total non-current liabilities	96,254	108,610
Current liabilities
Current financial liabilities	2,354
Current lease debts	8,329	6,696
Trade payables	23,762	24,609
Deferred revenues and contract liabilities	301	452
Current provisions	871	1,131
Other current liabilities	13,731	19,127
Total current liabilities	49,348	52,015
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 382,076	$ 469,471